Summary of Significant Accounting Policies	9 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2: Summary of Significant Accounting Policies

There have been no material changes or updates to the Company’s significant accounting policies from those described in Note 1 to the Company’s audited consolidated financial statements included in the Annual Report on Form 10-K for the fiscal year ended June 30, 2023.

Earnings per Share

Basic Earnings Per Share (“EPS”) is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue shares, such as stock options, warrants, and unvested restricted stock units, were exercised and converted into common shares and the impact would not be antidilutive. Diluted EPS is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period, increased by the number of additional shares that would have been outstanding if the potential shares had been issued and were dilutive. Contingently issuable shares are included in basic net loss per share only when there is no circumstance under which those shares would not be issued.

As a result of the Merger (see Note 16), the Company has retroactively adjusted the weighted average shares outstanding prior to February 10, 2023, to give effect to the Exchange Ratio used to determine the number of shares of Class A common stock into which they were converted.

The following table sets forth the computation of basic and diluted net earnings (loss) per share of Class A common stock for the three and nine months ended March 31, 2024, and 2023:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Net (Loss) Income (in thousands)	$(3,377)	$(7,750)	$2,075	$(30,774)
Basic and diluted shares
Weighted-average Class A common stock outstanding	50,933,020	48,426,206	50,788,811	47,804,228
(Loss) Income per share for Class A common stock
— Basic and Diluted	$(0.07)	$(0.16)	$0.04	$(0.64)

For the three and nine months ended March 31, 2024, and March 31, 2023, there are 60,000,000 shares of contingently issuable Class A common stock that were not included in the computation of basic earnings (loss) per share since the contingencies for the issuance of these shares have not been met as of March 31, 2024, and March 31, 2023. There are also warrants to purchase 9,920,000 shares of Class A common stock outstanding that have been excluded from diluted earnings per share because they are anti-dilutive.